Schedule of detailed information about goodwill (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
Balance, August 31,	$ 18,495,121	$ 18,785,807
Disposal of Eden Games	(345,150)
Effect of foreign exchange	(49,590)	42,055
Balance, May 31,	$ 18,100,381	$ 18,827,862